CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 694,420	$ 100,681	¥ 1,331,968
Restricted cash and term deposits	14,908	2,161	15,119
Trade receivables	36,006	5,220	54,829
Inventories, net	120,480	17,468	91,812
Receivables from online payment platforms	14,787	2,144	18,864
Amounts due from related parties	33,382	4,840	14,038
Term deposits and short-term investments	875,955	127,002	408,946
Prepayment and other current assets	126,889	18,397	91,842
Total current assets	1,916,827	277,913	2,027,418
Non-current assets:
Long-term investments	227,959	33,051	252,500
Intangible assets	169,280	24,543	193,955
Goodwill	540,693	78,393	540,693
Property and equipment, net	116,184	16,845	124,576
Deferred tax assets	64,739	9,386	47,520
Operating lease right-of-use assets	62,898	9,119	95,609
Other non-current assets	99,293	14,396	48,097
Total non-current assets	1,281,046	185,733	1,302,950
Total assets	3,197,873	463,646	3,330,368
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB406,691 and RMB381,235 as of December 31, 2021 and 2022, respectively):
Taxes payable	74,580	10,813	48,571
Contract liabilities	110,159	15,972	139,155
Salary and welfare payables	72,532	10,516	103,624
Amounts due to related parties	5,895	855	681
Accrued expenses and other current liabilities	224,589	32,561	376,841
Operating lease liabilities-current	50,285	7,291	43,529
Total current liabilities	538,040	78,008	712,401
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB46,821 and RMB17,880 as of December 31, 2021 and 2022, respectively):
Operating lease liabilities-non current	20,972	3,041	62,356
Deferred tax liabilities	30,993	4,494	38,577
Total non-current liabilities	51,965	7,535	100,933
Total liabilities	590,005	85,543	813,334
Commitments and Contingencies
Shareholders' equity:
Treasury stock	(232,835)	(33,758)	(217,712)
Additional paid-in capital	3,043,971	441,334	2,999,562
Statutory reserves	29,027	4,209	20,331
Accumulated deficit	(346,618)	(50,255)	(272,368)
Accumulated other comprehensive (loss)/income	4,107	595	(83,891)
Total So-Young International Inc. shareholders' equity	2,497,925	362,163	2,446,189
Non-controlling interests	109,943	15,940	70,845
Total shareholders' equity	2,607,868	378,103	2,517,034
Total liabilities and shareholders' equity	3,197,873	463,646	3,330,368
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	236	33	230
Class B Ordinary shares
Shareholders' equity:
Ordinary shares	¥ 37	$ 5	¥ 37